UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03940

BNY Mellon Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 05/31

Date of reporting period: 11/30/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Select Managers Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Select Managers Small Cap Growth Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Select Managers Small Cap Growth Fund (formerly, Dreyfus Select Managers Small Cap Growth Fund), covering the six-month period from June 1, 2019 through November 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced bouts of brief volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, mounting trade disputes ended a strong equity market rally. However, stocks recovered in June 2019 and generally experienced an upward trajectory through the month of July. Prices were buoyed by hopes of a U.S.-China trade deal and the steady, although moderate, pace of U.S. economic growth. Nevertheless, concerns over slowing global growth persisted, resulting in bouts of market volatility in August 2019. Stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending. Near the end of the period, an announcement by President Trump that the first phase of a trade deal with China had been achieved sent U.S. markets to record highs.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Federal Reserve’s (the “Fed”) new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the reporting period. Rates across much of the Treasury curve saw a slight increase during the month of November. However, demand for fixed-income instruments during much of the reporting period was strong, which helped to support positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
December 16, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2019 through November 30, 2019, as provided by portfolio allocation managers Stephen Kolano and Elena Goncharova

Market and Fund Performance Overview

For the six-month period ended November 30, 2019, BNY Mellon Select Managers Small Cap Growth Fund’s (formerly, Dreyfus Select Managers Small Cap Growth Fund) Class A, Class C, Class I and Class Y shares at NAV produced total returns of 9.62%, 9.19%, 9.77% and 9.81%, respectively.1 In comparison, the Russell 2000® Growth Index (the “Index”), the fund’s benchmark, returned 12.39% for the same period.2

Small-cap growth stocks gained ground over the reporting period, amid steady economic growth and corporate earnings. The fund lagged the Index, mainly due to unfavorable asset allocation and security selections, primarily in the health care and industrials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies. The fund’s portfolio is constructed to have a growth tilt.

The fund uses a “multi-manager” approach by selecting various subadvisors to manage its assets. We may hire, terminate or replace subadvisors and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The fund’s assets are currently allocated to six subadvisors, each acting independently and using its own methodology to select portfolio investments. At the end of the reporting period, 13% of the fund’s assets were under the management of Redwood Investments, LLC, which employs a blend of quantitative and qualitative research to build growth and core equity portfolios; approximately 18% of the fund’s assets were under the management of Geneva Capital Management, which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies with a consistent, sustainable record of growth; approximately 13% of the fund’s assets were under the management of Nicholas Investment Partners, L.P., which uses a bottom-up approach to security selection, combining rigorous fundamental analysis with the discipline and objectivity of quantitative analytics; EAM Investors, LLC, which managed 21% of the fund’s assets, which chooses investments through bottom-up fundamental analysis using a blend of a quantitative discovery process and a qualitative analysis process; approximately 10% of the fund’s assets were managed by Granite Investment Partners, LLC, which seeks attractively valued, small-cap companies with catalysts for growth; and 25% of the fund’s assets were managed by Rice Hall James & Associates LLC, which seeks growing companies with high earnings growth, high or improving returns on invested capital and sustainable competitive advantages. The percentages of the fund’s assets allocated to the various subadvisors can change over time, within ranges described in the prospectus.

Stocks Gain on Interest Rate Cuts

During the reporting period, the Federal Reserve (the “Fed”) reduced the fed funds rate three times, shifting from a hawkish stance late in 2018. The three rate cuts brought the fed funds target rate to 1.50-1.75%.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The reporting period began with wide expectations of interest rate cuts, as the Fed had earlier moved from a tightening policy to one that was “data dependent.” With this shift, stocks rallied late in 2018 and continued to rise early in 2019.

At its July 2019 meeting, the Fed announced an initial reduction, bringing the fed funds rate to 2.00-2.25%. The Fed followed up with two additional rate cuts in September and October 2019, as trade tensions and other geopolitical concerns appeared to be weighing on economic growth. Other major central banks were also supportive. U.S. markets were steady through most of the reporting period, though investors were somewhat concerned about trade tensions and the global economy. But at the end of the period, stocks finished on an uptrend, as investors became optimistic about a U.S.-China trade agreement.

Growth stocks and lower quality stocks outperformed early in the reporting period, as markets responded to the Fed’s data-dependent approach. But in September 2019, growth stocks began to lag, and value stocks and those of highly leveraged companies continued to gain through the end of the reporting period, in anticipation of lower interest rates and continued economic growth.

Asset Allocation and Security Selections Hindered Fund Performance

The fund’s relative underperformance versus the Index was mainly the result of unfavorable asset allocation and stock selections by the fund’s underlying portfolio managers. The fund had greater exposure to higher quality companies, but lower quality companies generally outperformed, particularly late in the period, as interest rates came down. The biggest detractors from performance were underweighted positions in the health care and industrials sectors, which outperformed the Index. As for stock selection, in the industrial sector, the fund’s decision on Builders FirstSource was detrimental, as the building supply company gained more than 80% on a strong housing sector. The fund purchased a smaller weight in the stock relative to the benchmark after most of the return was already generated. In the health care sector, the fund’s underweight of Array BioPharma, hurt performance, as the company benefited from its acquisition by Pfizer. The fund was also hindered by positions in the for-profit education industry, which lagged the Index due to concerns about possible regulatory impacts. Specifically, positions in Strategic Education and Grand Canyon Education were detrimental.

On the other hand, the fund benefited slightly from a slight underweight to the communications services sector, which was one of the worst performing sectors. Stock selection contributed most positively in the information technology sector. Positions in the media and advertising industry, including holdings of Cardlytics, a marketing firm, and Digital Turbine, a specialist in mobile advertising, were the largest positive contributors. Another positive contributor was a position in Cypress Semiconductor, which gained 33% on its acquisition by Infineon Technologies, a German semiconductor company.

A Cautious Outlook

The economy is in the latter stages of the business cycle, and growth is beginning to slow. Geopolitical tensions, including continued uncertainty about Brexit, even in the wake of the UK election, as well as the U.S. election in November 2020, may weigh on stocks in the coming months. The fund will, therefore, continue to maintain a greater exposure to higher quality stocks. In line with more defensive positioning, the fund made a change in allocations to underlying managers during the period, moving 3% from Nicholas Investment Partners, L.P. to Redwood Investments LLC.

December 16, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through September 30, 2020, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Select Managers Small Cap Growth Fund from June 1, 2019 to November 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2019

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$6.81	$10.72	$5.30	$5.04
Ending value (after expenses)	$1,096.20	$1,091.90	$1,097.70	$1,098.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2019

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$6.56	$10.33	$5.10	$4.85
Ending value (after expenses)	$1,018.50	$1,014.75	$1,019.95	$1,020.20

†  Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.01% for Class I and .96% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Automobiles & Components - 2.1%
Dorman Products	20,716	[a,b]	1,539,613
Fox Factory Holding	41,188	[a,b]	2,715,525
Gentex	28,347		805,055
LCI Industries	38,447	[a]	4,093,068
Stoneridge	30,290	[b]	912,941
Visteon	21,225	[a,b]	1,985,174
			12,051,376
Banks - 3.2%
Axos Financial	130,210	[b]	3,834,684
Bank OZK	53,160		1,577,789
Carolina Financial	10,703		452,630
Central Pacific Financial	25,490		740,739
Columbia Banking System	17,634		689,137
Essent Group	35,478		1,938,873
Federal Agricultural Mortgage, Cl. C	13,454		1,117,355
First Financial Bankshares	45,244	[a]	1,564,085
First Foundation	22,979		376,626
National Bank Holdings, Cl. A	17,191		616,125
Pacific Premier Bancorp	46,734		1,497,357
Pennymac Financial Services	29,259	[a]	1,003,876
Seacoast Banking Corp. of Florida	25,690	[b]	764,278
Texas Capital Bancshares	30,051	[b]	1,736,948
			17,910,502
Capital Goods - 10.3%
AAON	39,232	[a]	1,936,884
Advanced Drainage Systems	23,059	[a]	879,931
AECOM	20,231	[b]	876,609
Aerojet Rocketdyne Holdings	15,644	[b]	691,465
Albany International, Cl. A	10,219		855,126
American Woodmark	8,903	[b]	916,119
Armstrong World Industries	38,066		3,655,097
Atkore International Group	26,267	[b]	1,095,859
Axon Enterprise	14,960	[b]	1,104,048
Barnes Group	26,399		1,562,557
BMC Stock Holdings	29,888	[b]	884,984
Builders FirstSource	62,722	[b]	1,593,766
Chart Industries	32,827	[b]	1,812,051
Continental Building Products	31,177	[b]	1,147,002
Cubic	14,656	[a]	872,765
Donaldson	41,127		2,306,402
Douglas Dynamics	15,869		858,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Capital Goods - 10.3% (continued)
Encore Wire	15,325		894,060
Federal Signal	30,284		997,555
Generac Holdings	26,573	[b]	2,617,440
Gibraltar Industries	15,725	[b]	821,160
H&E Equipment Services	34,242		1,129,986
Kornit Digital	46,173	[a,b]	1,574,499
Kratos Defense & Security Solutions	73,767	[a,b]	1,332,232
Masonite International	51,433	[b]	3,692,889
MasTec	15,664	[a,b]	1,039,150
Mercury Systems	22,190	[b]	1,625,418
Moog, Cl. A	8,935		767,248
MSC Industrial Direct, Cl. A	16,117	[a]	1,183,149
PGT Innovations	95,470	[b]	1,372,859
Plug Power	230,863	[a,b]	900,366
Proto Labs	14,544	[b]	1,409,168
Quanta Services	19,248		801,487
RBC Bearings	18,256	[b]	3,028,305
SiteOne Landscape Supply	41,572	[a,b]	3,689,930
The Middleby	5,362	[a,b]	620,705
Trex	52,162	[a,b]	4,489,061
Universal Forest Products	19,179		951,278
			57,987,282
Commercial & Professional Services - 3.7%
Brady, Cl. A	16,605		946,485
Casella Waste Systems, Cl. A	20,375	[b]	951,716
CBIZ	50,497	[b]	1,356,349
Cimpress	21,827	[b]	2,796,912
Clean Harbors	9,594	[b]	792,944
Deluxe	15,670		800,424
Exponent	50,599		3,215,566
Franklin Covey	23,132	[b]	853,802
FTI Consulting	8,247	[b]	898,841
Herman Miller	15,103		721,621
Huron Consulting Group	13,505	[b]	905,510
IAA	18,431	[b]	835,477
McGrath RentCorp	21,937		1,608,860
Tetra Tech	14,303		1,262,812
The Brink's Company	13,353		1,241,829
Willdan Group	48,757	[a,b]	1,390,062
			20,579,210
Consumer Durables & Apparel - 2.7%
Acushnet Holdings	40,992	[a]	1,232,629
Callaway Golf	99,733	[a]	2,072,452

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Consumer Durables & Apparel - 2.7% (continued)
Clarus	44,755		563,465
Crocs	27,458	[b]	958,284
Deckers Outdoor	5,378	[b]	904,472
Installed Building Products	11,811	[b]	846,849
KB Home	35,654		1,232,915
Kontoor Brands	17,987	[a]	644,834
M/I Homes	19,011	[b]	841,617
Peloton Interactive, Cl. A	27,249	[a,b]	959,982
Skyline Champion	44,590	[b]	1,479,496
Steven Madden	24,136		1,025,056
Tempur Sealy International	9,046	[b]	767,824
TopBuild	10,341	[b]	1,140,405
YETI Holdings	18,009	[a,b]	573,046
			15,243,326
Consumer Services - 5.9%
BJ‘s Restaurants	5,933	[a]	244,143
Bright Horizons Family Solutions	25,681	[b]	3,865,504
Century Casinos	147,396	[b]	1,193,908
Chegg	22,917	[a,b]	888,492
Churchill Downs	10,256		1,333,383
Dave & Buster's Entertainment	89,432	[a]	3,593,378
Denny's	28,436	[b]	555,639
Eldorado Resorts	7,023	[b]	375,801
Frontdoor	27,476	[b]	1,243,564
Grand Canyon Education	8,255	[b]	703,243
Kura Sushi USA, Cl. A	7,349	[b]	190,633
Papa John's International	63,176	[a]	3,997,778
Planet Fitness, Cl. A	21,517	[b]	1,590,537
Scientific Games	29,014	[a,b]	793,823
Strategic Education	27,770		3,936,120
Texas Roadhouse	32,480	[a]	1,880,592
The Cheesecake Factory	39,234	[a]	1,710,995
The Wendy's Company	32,093	[a]	688,074
Vail Resorts	10,991	[a]	2,667,186
Wingstop	9,758		780,640
WW International	18,985	[b]	821,861
			33,055,294
Diversified Financials - 1.7%
Apollo Global Management	21,340		934,692
Ares Management, Cl. A	26,876	[a]	889,327
Cannae Holdings	23,492	[b]	880,715
Capstead Mortgage	56,934	[a,c]	442,947
Cohen & Steers	12,217	[a]	820,127

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Diversified Financials - 1.7% (continued)
Hamilton Lane, Cl. A	13,084		758,872
Hercules Capital	72,880	[a]	1,044,370
MarketAxess Holdings	5,775		2,332,060
OneMain Holdings	21,043		906,743
PRA Group	14,885	[b]	545,386
			9,555,239
Energy - 1.0%
Core Laboratories	22,156		970,433
DHT Holdings	113,192		830,829
Diamond S Shipping	50,027	[a,b]	721,890
International Seaways	28,936	[b]	766,225
Nordic American Tankers	217,394		786,966
Oceaneering International	55,043	[b]	738,127
Scorpio Tankers	23,917		822,506
			5,636,976
Food & Staples Retailing - .5%
Casey's General Stores	5,299	[a]	920,807
Grocery Outlet Holding	19,430	[b]	643,716
Sprouts Farmers Market	17,236	[b]	341,273
The Chefs' Warehouse	23,246	[b]	826,628
			2,732,424
Food, Beverage & Tobacco - 1.8%
Freshpet	38,641	[b]	2,076,567
J&J Snack Foods	13,902	[a]	2,571,870
Nomad Foods	35,511	[b]	745,731
The Simply Good Foods Company	174,278	[b]	4,815,301
			10,209,469
Health Care Equipment & Services - 10.7%
Addus HomeCare	9,687	[b]	902,925
Alphatec Holdings	102,013	[b]	719,192
Amedisys	7,759	[b]	1,264,407
AMN Healthcare Services	21,153	[b]	1,257,969
Antares Pharma	166,202	[b]	786,135
Cantel Medical	27,560	[a]	2,119,364
CONMED	10,816		1,225,128
Cutera	26,667	[b]	1,021,346
Glaukos	9,876	[a,b]	633,348
Globus Medical, Cl. A	36,650	[b]	2,050,567
Guardant Health	6,848	[a,b]	531,884
Haemonetics	5,684	[b]	685,490
HealthEquity	29,042	[b]	1,826,451
HealthStream	32,055	[b]	933,762
Heska	9,356	[a,b]	893,498

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Health Care Equipment & Services - 10.7% (continued)
HMS Holdings	28,353	[b]	856,261
Inspire Medical Systems	24,088	[b]	1,709,285
Insulet	4,744	[b]	880,961
LeMaitre Vascular	32,648	[a]	1,161,289
LHC Group	22,595	[b]	3,014,173
Livongo Health, Cl. A	18,927	[b]	540,555
Masimo	25,494	[b]	3,953,354
Neogen	32,755	[b]	2,180,500
Nevro	9,028	[b]	1,009,150
Novocure	38,980	[a,b]	3,593,177
Omnicell	47,410	[b]	3,792,326
Penumbra	7,509	[a,b]	1,328,492
PetIQ	54,822	[a,b]	1,260,906
Phreesia	22,958	[a,b]	645,579
Premier, Cl. A	118,970	[a,b]	4,228,194
Select Medical Holdings	44,774	[b]	989,953
Sientra	78,108	[b]	668,604
Silk Road Medical	20,123	[b]	724,830
STAAR Surgical	44,503	[a,b]	1,640,381
Tabula Rasa HealthCare	30,112	[a,b]	1,343,296
Tactile Systems Technology	50,522	[a,b]	3,244,018
Tandem Diabetes Care	10,425	[b]	719,638
Teladoc Health	11,988	[a,b]	1,003,875
Teleflex	2,773		979,812
Vocera Communications	62,637	[a,b]	1,359,223
Zynex	63,932	[a,b]	671,286
			60,350,584
Household & Personal Products - 1.1%
e.l.f. Beauty	20,451	[b]	338,873
Inter Parfums	26,590		1,874,329
Medifast	33,213	[a]	2,919,755
WD-40	4,983		962,267
			6,095,224
Insurance - 1.8%
eHealth	18,600	[a,b]	1,716,036
Horace Mann Educators	16,929		734,888
Kemper	9,902		731,956
Kinsale Captial Group	38,044		3,852,336
Palomar Holdings	35,065	[b]	1,913,497
ProAssurance	24,100		906,160
			9,854,873
Materials - 2.1%
Balchem	19,693	[b]	1,962,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Materials - 2.1% (continued)
Carpenter Technology	24,295		1,277,188
Graphic Packaging Holding	55,965		910,551
Ingevity	40,628	[b]	3,669,115
Materion	8,957		527,209
Neenah	13,181		959,313
Norbord	15,758		445,006
Sensient Technologies	21,465	[a]	1,358,520
US Concrete	11,614	[b]	475,361
			11,584,277
Media & Entertainment - 1.6%
Cardlytics	28,487	[b]	1,596,696
Criteo, ADR	102,535	[b]	1,830,250
EverQuote, Cl. A	34,365	[b]	1,209,992
Scholastic	27,986		1,039,120
The New York Times Company, Cl. A	32,077	[a]	1,034,483
World Wrestling Entertainment, Cl. A	33,744	[a]	2,092,803
			8,803,344
Pharmaceuticals Biotechnology & Life Sciences - 12.6%
ACADIA Pharmaceuticals	26,318	[b]	1,191,942
Aerie Pharmaceuticals	71,600	[a,b]	1,359,685
Aimmune Therapeutics	42,137	[a,b]	1,176,465
Akebia Therapeutics	81,573	[a,b]	513,094
Allakos	11,001	[a,b]	1,045,095
Amarin, ADR	39,861	[a,b]	847,843
argenx, ADR	5,722	[a,b]	847,142
Arrowhead Pharmaceuticals	19,875	[a,b]	1,451,074
Axsome Therapeutics	22,026	[a,b]	867,164
BioDelivery Sciences International	129,031	[b]	879,991
Biohaven Pharmaceutical Holding	18,639	[a,b]	1,068,387
BioSpecifics Technologies	21,425	[b]	1,178,375
Bio-Techne	14,987		3,270,913
CareDx	21,762	[b]	446,556
Codexis	31,764	[a,b]	493,613
Collegium Pharmaceutical	65,073	[b]	1,414,036
CRISPR Therapeutics	6,269	[b]	449,174
Dicerna Pharmaceuticals	40,500	[b]	974,430
Emergent BioSolutions	59,216	[b]	3,248,590
Epizyme	43,035	[b]	710,938
Exact Sciences	8,768	[a,b]	710,296
Global Blood Therapeutics	45,374	[a,b]	3,017,371
GW Pharmaceuticals, ADR	6,000	[b]	612,660
Halozyme Therapeutics	71,554	[a,b]	1,387,432
Horizon Therapeutics	73,825	[b]	2,419,983

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.6% (continued)
Immunomedics	123,219	[a,b]	2,314,053
Insmed	28,023	[a,b]	645,930
Iovance Biotherapeutics	29,447	[b]	672,275
Karuna Therapeutics	10,648	[a,b]	765,378
Karyopharm Therapeutics	49,209	[a,b]	862,142
Krystal Biotech	30,274	[a,b]	1,710,784
Ligand Pharmaceuticals	34,005	[a,b]	3,842,565
Medpace Holdings	8,656	[b]	663,656
MyoKardia	12,133	[a,b]	790,465
Myriad Genetics	27,261	[a,b]	701,698
Natera	51,716	[b]	1,887,117
Nektar Therapeutics	46,311	[a,b]	939,650
NeoGenomics	166,204	[a,b]	4,289,725
Optinose	76,639	[a,b]	715,808
Pacira Biosciences	32,099	[b]	1,483,616
Personalis	7,908	[b]	70,381
Prestige Consumer Healthcare	46,735	[a,b]	1,765,181
Puma Biotechnology	31,478	[a,b]	298,726
Reata Pharmaceuticals, Cl. A	19,794	[a,b]	3,862,403
Repligen	32,394	[b]	2,874,967
Revance Therapeutics	60,105	[b]	1,075,879
Sage Therapeutics	2,401	[a,b]	371,603
Sarepta Therapeutics	5,430	[a,b]	610,821
Supernus Pharmaceuticals	95,554	[b]	2,234,052
The Medicines Company	15,912	[a,b]	1,339,790
Turning Point Therapeutics	13,463	[b]	756,890
uniQure	15,416	[a,b]	858,055
Vericel	41,357	[b]	771,722
			70,757,581
Real Estate - 2.6%
Americold Realty Trust	72,356	[a,c]	2,722,033
Independence Realty Trust	58,647	[c]	876,186
Marcus & Millichap	21,106	[a,b]	775,857
Monmouth Real Estate Investment	59,141	[c]	906,632
Newmark Group, Cl. A	66,072		862,240
NexPoint Residential Trust	32,602	[c]	1,560,006
QTS Realty Trust, Cl. A	20,923	[c]	1,110,384
RE/MAX Holdings, Cl. A	36,449		1,397,819
Retail Opportunity Investments	48,531	[c]	885,205
Terreno Realty	63,711	[c]	3,677,400
			14,773,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Retailing - 3.7%
Aaron's	4,579		267,414
Boot Barn Holdings	32,575	[a,b]	1,297,136
Etsy	37,315	[b]	1,619,098
Five Below	6,688	[b]	827,372
Floor & Decor Holdings, Cl. A	13,589	[b]	652,408
Funko, Cl. A	40,197	[b]	573,611
Lithia Motors, Cl. A	15,164	[a]	2,435,035
Ollie's Bargain Outlet Holdings	31,120	[a,b]	2,035,248
Points International	38,789	[b]	517,057
Pool	25,604		5,285,946
RH	5,284	[a,b]	1,086,338
Shutterstock	59,529	[a,b]	2,475,216
Sonic Automotive, Cl. A	26,763		876,488
The Buckle	30,639	[a]	852,377
			20,800,744
Semiconductors & Semiconductor Equipment - 5.4%
Amkor Technology	63,816	[b]	771,535
Brooks Automation	24,177		1,082,404
CEVA	105,215	[b]	2,727,173
Cirrus Logic	12,196	[b]	874,453
Cypress Semiconductor	72,328		1,696,092
Entegris	17,704		837,753
FormFactor	40,378	[b]	934,347
Inphi	60,374	[b]	4,203,841
Lattice Semiconductor	135,354	[b]	2,556,837
MKS Instruments	7,421		788,704
Monolithic Power Systems	32,938		5,292,478
ON Semiconductor	69,085	[b]	1,483,255
Power Integrations	18,098		1,655,786
Semtech	79,744	[b]	3,864,394
SolarEdge Technologies	5,869	[b]	478,969
Ultra Clean Holdings	45,938	[b]	1,021,661
			30,269,682
Software & Services - 15.7%
ACI Worldwide	115,993	[b]	4,349,737
Agilysys	24,998	[b]	633,199
Alarm.com Holdings	38,789	[a,b]	1,691,976
Alteryx, Cl. A	8,090	[a,b]	918,458
AppFolio, Cl. A	13,785	[a,b]	1,556,602
Appian	22,481	[a,b]	968,481
Aspen Technology	6,111	[b]	766,319
Avalara	23,526		1,835,734
Blackbaud	22,412	[a]	1,857,507

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Software & Services - 15.7% (continued)
BlackLine	29,073	[a,b]	1,564,709
Bottomline Technologies	41,188	[b]	2,038,394
CACI International, Cl. A	14,833	[b]	3,549,833
Carbonite	11,020	[b]	253,460
Cornerstone OnDemand	17,448	[b]	1,076,018
Coupa Software	7,346	[a,b]	1,127,538
Digital Turbine	120,037	[b]	1,065,929
Elastic	9,543	[b]	757,810
Envestnet	37,980	[b]	2,704,556
Euronet Worldwide	8,500	[b]	1,336,115
Everbridge	23,838	[b]	2,096,314
Evo Payments, Cl. A	51,376	[b]	1,442,124
ExlService Holdings	27,270	[b]	1,903,719
Fair Isaac	10,541	[b]	3,876,453
Five9	57,716	[b]	3,934,500
j2 Global	38,484	[a]	3,733,718
KBR	33,214		988,781
LivePerson	83,861	[a,b]	3,328,443
Manhattan Associates	7,308	[b]	610,291
ManTech International, Cl. A	12,073		936,623
MAXIMUS	36,377		2,715,543
MiX Telematics, ADR	44,233		537,431
Model N	31,311	[b]	952,481
Nuance Communications	51,168	[b]	917,442
Paycom Software	10,633	[a,b]	2,943,321
Paylocity Holding	7,229	[b]	884,251
Perficient	25,953	[b]	1,097,293
Q2 Holdings	23,802	[a,b]	2,009,603
Rapid7	11,243	[b]	630,395
Smartsheet, Cl. A	18,585	[a,b]	881,487
Switch, Cl. A	65,880		1,038,269
The Descartes Systems Group	75,630	[b]	3,239,233
The Trade Desk, Cl. A	17,814	[a,b]	4,691,139
Tyler Technologies	7,914	[b]	2,296,405
Upland Software	14,642	[b]	566,792
Wix.com	33,862	[a,b]	4,093,577
WNS Holdings, ADR	66,650	[b]	4,206,948
Workiva	38,794	[b]	1,682,496
			88,287,447
Technology Hardware & Equipment - 3.3%
CalAmp	62,391	[b]	654,482
ePlus	20,655	[b]	1,726,138
Harmonic	115,512	[b]	954,129

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.3% (continued)
Technology Hardware & Equipment - 3.3% (continued)
Infinera		117,332	[b]	748,578
Insight Enterprises		8,790	[b]	576,536
Itron		12,614	[b]	1,010,129
Ituran Location and Control		14,930	[a]	358,320
Jabil		23,947		930,101
KEMET		43,479		1,161,759
Knowles		115,646	[a,b]	2,532,648
Lumentum Holdings		11,871	[b]	874,418
Novanta		16,897	[b]	1,574,462
Plexus		11,234	[b]	852,661
Rogers		8,555	[b]	1,112,321
SYNNEX		7,277		893,688
Viavi Solutions		168,345	[b]	2,528,542
				18,488,912
Telecommunication Services - .4%
Boingo Wireless		183,588	[b]	2,113,098
Transportation - 3.0%
Allegiant Travel		13,307		2,258,597
Copa Holdings, Cl. A		8,706		907,688
Echo Global Logistics		79,472	[b]	1,591,824
Genesee & Wyoming, Cl. A		16,927	[b]	1,886,514
Hub Group, Cl. A		18,395	[b]	939,433
Marten Transport		120,019		2,536,001
Saia		22,220	[b]	2,108,678
SkyWest		22,864		1,432,201
Werner Enterprises		20,981		771,262
XPO Logistics		28,168	[a,b]	2,329,212
				16,761,410
Utilities - .4%
American States Water		16,349	[a]	1,394,406
SJW Group		15,167		1,074,127
				2,468,533
Total Common Stocks (cost $398,726,980)				546,370,569
	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,708,514)	1.63	13,708,514	[d]	13,708,514

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,124,478)	1.63	17,124,478	[d]	17,124,478
Total Investments (cost $429,559,972)		102.8%		577,203,561
Liabilities, Less Cash and Receivables		(2.8%)		(15,536,923)
Net Assets		100.0%		561,666,638

ADR—American Depository Receipt

aSecurity, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $147,847,824 and the value of the collateral was $152,248,256, consisting of cash collateral of $17,124,478 and U.S. Government & Agency securities valued at $135,123,778.

bNon-income producing security.

cInvestment in real estate investment trust within the United States.

dInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	24.4
Health Care	23.3
Industrials	17.0
Consumer Discretionary	14.5
Financials	6.7
Investment Companies	5.5
Consumer Staples	3.4
Real Estate	2.6
Materials	2.1
Communication Services	1.9
Energy	1.0
Utilities	.4
102.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 5/31/19($)	Purchases($)	Sales($)	Value 11/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	22,159,636	127,582,021	136,033,143	13,708,514	2.4	202,378
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Money Market Fund	8,554,144	71,689,892	63,119,558	17,124,478	3.1	-
Total	30,713,780	199,271,913	199,152,701	30,832,992	5.5	202,378

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $147,847,824)—Note 1(b):
Unaffiliated issuers	398,726,980	546,370,569
Affiliated issuers	30,832,992	30,832,992
Cash		204,763
Receivable for investment securities sold		4,078,196
Dividends, interest and securities lending income receivable		262,864
Receivable for shares of Common Stock subscribed		48,136
Tax reclaim receivable		306
Prepaid expenses		30,508
		581,828,334
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		432,832
Liability for securities on loan—Note 1(b)		17,124,478
Payable for investment securities purchased		2,283,997
Payable for shares of Common Stock redeemed		222,239
Directors’ fees and expenses payable		14,050
Other accrued expenses		84,100
		20,161,696
Net Assets ($)		561,666,638
Composition of Net Assets ($):
Paid-in capital		386,905,215
Total distributable earnings (loss)		174,761,423
Net Assets ($)		561,666,638

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,627,041	456,758	15,150,456	544,432,383
Shares Outstanding	64,043	19,824	574,142	20,608,023
Net Asset Value Per Share ($)	25.41	23.04	26.39	26.42

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,955 foreign taxes withheld at source):
Unaffiliated issuers	1,469,455
Affiliated issuers	202,378
Income from securities lending—Note 1(b)	145,257
Interest	7,270
Total Income	1,824,360
Expenses:
Management fee—Note 3(a)	2,490,273
Professional fees	45,838
Registration fees	35,358
Directors’ fees and expenses—Note 3(d)	30,737
Custodian fees—Note 3(c)	27,208
Shareholder servicing costs—Note 3(c)	8,007
Loan commitment fees—Note 2	5,540
Prospectus and shareholders’ reports	3,390
Distribution fees—Note 3(b)	1,930
Miscellaneous	28,897
Total Expenses	2,677,178
Less—reduction in expenses due to undertaking—Note 3(a)	(891)
Net Expenses	2,676,287
Investment (Loss)—Net	(851,927)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	25,880,988
Net change in unrealized appreciation (depreciation) on investments	26,269,489
Net Realized and Unrealized Gain (Loss) on Investments	52,150,477
Net Increase in Net Assets Resulting from Operations	51,298,550

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Operations ($):
Investment (loss)—net	(851,927)	(2,346,162)
Net realized gain (loss) on investments	25,880,988	54,704,235
Net change in unrealized appreciation (depreciation) on investments	26,269,489	(90,428,067)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,298,550	(38,069,994)
Distributions ($):
Distributions to shareholders:
Class A	-	(300,893)
Class C	-	(97,308)
Class I	-	(3,269,623)
Class Y	-	(98,523,649)
Total Distributions	-	(102,191,473)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	30,305	388,146
Class C	40,000	117,526
Class I	4,308,695	15,250,615
Class Y	19,037,920	77,179,954
Distributions reinvested:
Class A	-	285,487
Class C	-	95,838
Class I	-	2,544,517
Class Y	-	41,630,272
Cost of shares redeemed:
Class A	(181,923)	(771,412)
Class C	(101,945)	(192,102)
Class I	(3,384,793)	(17,108,853)
Class Y	(43,749,918)	(261,997,698)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(24,001,659)	(142,577,710)
Total Increase (Decrease) in Net Assets	27,296,891	(282,839,177)
Net Assets ($):
Beginning of Period	534,369,747	817,208,924
End of Period	561,666,638	534,369,747

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,223	13,108
Shares issued for distributions reinvested	-	13,913
Shares redeemed	(7,512)	(28,918)
Net Increase (Decrease) in Shares Outstanding	(6,289)	(1,897)
Class Cb
Shares sold	1,832	4,129
Shares issued for distributions reinvested	-	5,120
Shares redeemed	(4,684)	(8,353)
Net Increase (Decrease) in Shares Outstanding	(2,852)	896
Class Ia
Shares sold	169,331	540,784
Shares issued for distributions reinvested	-	119,629
Shares redeemed	(133,691)	(677,394)
Net Increase (Decrease) in Shares Outstanding	35,640	(16,981)
Class Ya
Shares sold	747,725	2,932,914
Shares issued for distributions reinvested	-	1,956,310
Shares redeemed	(1,718,260)	(10,113,225)
Net Increase (Decrease) in Shares Outstanding	(970,535)	(5,224,001)

[a] During the period ended November 30, 2019, 167,591 Class Y shares representing $4,268,762 were exchanged 167,741 Class I shares and 350 Class Y shares representing $9,247 were exchanged for 364 Class A shares. During the period ended May 31, 2019, 510,689 Class Y shares representing $14,339,294 were exchanged for 510,978 Class I shares.

[b] During the period ended November 30, 2019, 88 Class C shares representing $1,953 were automatically converted to 80 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2019		Year Ended May 31,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	23.18	28.94	24.54	20.41	24.84	23.55
Investment Operations:
Investment (loss)—net[a]	(.08)	(.18)	(.15)	(.13)	(.15)	(.17)
Net realized and unrealized gain (loss) on investments	2.31	(1.28)	6.36	4.26	(2.76)	3.42
Total from Investment Operations	2.23	(1.46)	6.21	4.13	(2.91)	3.25
Distributions:
Dividends from net realized gain on investments	-	(4.30)	(1.81)	-	(1.52)	(1.96)
Net asset value, end of period	25.41	23.18	28.94	24.54	20.41	24.84
Total Return (%)[b]	9.62[c]	(3.11)	26.05	20.24	(11.99)	14.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.38[d]	1.40	1.29	1.28	1.29	1.32
Ratio of net expenses to average net assets	1.30[d]	1.30	1.28	1.28	1.29	1.30
Ratio of net investment (loss) to average net assets	(.64)[d]	(.68)	(.56)	(.60)	(.66)	(.71)
Portfolio Turnover Rate	47.72[c]	101.14	95.50	138.00	125.11	148.55
Net Assets, end of period ($ x 1,000)	1,627	1,630	2,090	2,819	3,716	4,834

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2019		Year Ended May 31,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	21.10	26.95	23.13	19.39	23.85	22.85
Investment Operations:
Investment (loss)—net[a]	(.16)	(.35)	(.33)	(.31)	(.30)	(.35)
Net realized and unrealized gain (loss) on investments	2.10	(1.20)	5.96	4.05	(2.64)	3.31
Total from Investment Operations	1.94	(1.55)	5.63	3.74	(2.94)	2.96
Distributions:
Dividends from net realized gain on investments	-	(4.30)	(1.81)	-	(1.52)	(1.96)
Net asset value, end of period	23.04	21.10	26.95	23.13	19.39	23.85
Total Return (%)[b]	9.19[c]	(3.71)	25.11	19.29	(12.67)	13.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.16[d]	2.33	2.23	2.27	2.39	2.34
Ratio of net expenses to average net assets	2.05[d]	2.05	2.05	2.05	2.05	2.05
Ratio of net investment (loss) to average net assets	(1.40)[d]	(1.43)	(1.37)	(1.39)	(1.42)	(1.48)
Portfolio Turnover Rate	47.72[c]	101.14	95.50	138.00	125.11	148.55
Net Assets, end of period ($ x 1,000)	457	479	587	323	253	268

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2019		Year Ended May 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	24.05	29.76	25.12	20.84	25.25	23.83
Investment Operations:
Investment (loss)—net[a]	(.04)	(.10)	(.07)	(.08)	(.08)	(.10)
Net realized and unrealized gain (loss) on investments	2.38	(1.31)	6.52	4.36	(2.81)	3.48
Total from Investment Operations	2.34	(1.41)	6.45	4.28	(2.89)	3.38
Distributions:
Dividends from net realized gain on investments	-	(4.30)	(1.81)	-	(1.52)	(1.96)
Net asset value, end of period	26.39	24.05	29.76	25.12	20.84	25.25
Total Return (%)	9.77[b]	(2.88)	26.42	20.54	(11.71)	14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	.98	.99	1.03	.98	.97
Ratio of net expenses to average net assets	1.01[c]	.98	.98	1.01	.98	.97
Ratio of net investment (loss) to average net assets	(.35)[c]	(.35)	(.26)	(.33)	(.35)	(.53)
Portfolio Turnover Rate	47.72[b]	101.14	95.50	138.00	125.11	148.55
Net Assets, end of period ($ x 1,000)	15,150	12,949	16,532	11,777	19,373	23,882

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2019		Year Ended May 31,
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	24.07	29.77	25.12	20.83	25.23	23.81
Investment Operations:
Investment (loss)—net[a]	(.04)	(.09)	(.06)	(.07)	(.07)	(.09)
Net realized and unrealized gain (loss) on investments	2.39	(1.31)	6.52	4.36	(2.81)	3.47
Total from Investment Operations	2.35	(1.40)	6.46	4.29	(2.88)	3.38
Distributions:
Dividends from net realized gain on investments	-	(4.30)	(1.81)	-	(1.52)	(1.96)
Net asset value, end of period	26.42	24.07	29.77	25.12	20.83	25.23
Total Return (%)	9.81[b]	(2.84)	26.46	20.60	(11.68)	14.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[c]	.95	.95	.96	.96	.97
Ratio of net expenses to average net assets	.96[c]	.95	.94	.96	.96	.97
Ratio of net investment (loss) to average net assets	(.30)[c]	(.34)	(.21)	(.28)	(.33)	(.36)
Portfolio Turnover Rate	47.72[b]	101.14	95.50	138.00	125.11	148.55
Net Assets, end of period ($ x 1,000)	544,432	519,312	798,000	624,947	531,507	592,655

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser and the fund’s portfolio allocation manager. Henderson Geneva Capital Management Ltd. (“Henderson”), Nicholas Investment Partners, L.P. (“Nicholas”), EAM Investors, LLC (“EAM”), Granite Investment Partners, LLC (“Granite”), Rice Hall James & Associates (“Rice Hall”) and Redwood Investments, LLC (“Redwood”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

Effective June 3, 2019, the fund changed its name from Dreyfus Select Managers Small Cap Growth Fund to BNY Mellon Select Managers Small Cap Growth Fund and the Company changed its name from Strategic Funds, Inc. to BNY Mellon Strategic Funds, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 425 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	546,370,569	-	-	546,370,569
Investment Company	30,832,992	-	-	30,832,992

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2019, The Bank of New York Mellon earned $25,244 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2019, the fund did not incur any interest or penalties.

Each tax year for the three-year period ended May 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2019 was as follows: ordinary income $17,296,566 and long-term capital gains $84,894,907. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2018-13 had no impact on the operations of the fund for the period ended November 30, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from June 1, 2019 through September 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .98% of the value of the respective class’ average daily net assets. On or after September 30, 2020, the Adviser may terminate these expense limitations at any time. The reduction in expenses, pursuant to the undertaking, amounted to $891 during the period ended November 30, 2019.

Pursuant to separate sub-investment advisory agreements between the Adviser and Henderson, Nicholas, EAM, Granite, Rice Hall and Redwood, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. The Adviser pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended November 30, 2019, the Distributor retained $33 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2019, Class C shares were charged $1,930 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the amounts to be paid to Service Agents. During the period ended November 30, 2019, Class A and Class C shares were charged $2,042 and $643, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund has an arrangement with the custodian to receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2019, the fund was charged $2,846 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2019, the fund was charged $27,208 pursuant to the custody agreement.

During the period ended November 30, 2019, the fund was charged $13,142 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $407,013, Distribution Plan fees of $274, Shareholder Services Plan fees of $416, custodian fees of $20,000, Chief Compliance Officer fees of $4,348 and transfer agency fees of $916, which are offset against an expense reimbursement currently in effect in the amount of $135.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2019, amounted to $254,456,645 and $273,844,167, respectively.

At November 30, 2019, accumulated net unrealized appreciation on investments was $147,643,589, consisting of $159,495,702 gross unrealized appreciation and $11,852,113 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5, 2019, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment management and administrative services and is responsible for evaluating and recommending subadvisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each subadviser, monitoring and evaluating the performance of the subadvisers, and recommending whether a subadviser should be terminated (the “Agreement”) and (b) the Adviser’s separate Sub-Investment Advisory Agreements with each of EAM Investors, LLC, Geneva Capital Management LLC, Nicholas Investment Partners, L.P., Granite Investment Partners, LLC, Rice Hall James & Associates, LLC and Redwood Investments, LLC (each, a “Subadviser” and collectively, the “Subadvisers”), pursuant to which each Subadviser serves as a sub-investment adviser and provides day-to-day management of the fund’s investments with respect to the portion of the fund’s assets allocated to the Subadviser. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadvisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory, evaluation and other responsibilities in respect of the Subadvisers. As part of its review, the Board considered information regarding the process by which the Adviser selected and recommended the Subadvisers for Board approval. The Board considered each Subadviser’s specific responsibilities in the day-to-day management of the portion of the fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons serving as the portfolio managers for the segment of the fund’s assets managed by the respective Subadviser, and other key personnel at the Subadviser. The Board specifically took into account each Subadviser’s investment process and capabilities, evaluating how the Subadviser complemented each of the other Subadvisers to the fund, noting the Adviser’s favorable assessment of the nature and quality of the sub-advisory services provided to the fund by the Subadvisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of small-cap growth funds (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional small-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. The Board also reviewed performance information provided by the Adviser with respect to each Subadviser for various periods ended September 30, 2019.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds, noting that the funds included in the Performance Group and Performance Universe were not limited to funds that engage multiple subadvisers like the fund. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. With respect to the performance of each Subadviser, the Board noted that, depending on the period under review, some Subadvisers outperformed, while others underperformed, the fund’s benchmark index and/or the median performance of the funds in the Performance Group and Performance Universe.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

quality of the management and sub-advisory services provided by the Adviser and the Subadvisers, respectively. The Board noted that the compensation paid to the Subadvisers is paid by the Adviser (out of its fee from the fund), not the fund, and, accordingly, that the retention of the Subadvisers does not increase the fees or expenses otherwise incurred by the fund and its shareholders.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. It was noted that, as in the case of the funds included in the Performance Group and Performance Universe, the funds included in the Expense Group and Expense Universe were not limited to funds that engage multiple subadvisers like the fund. The Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Representatives of the Adviser stated that the Adviser has contractually agreed, until September 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 0.98% of the fund’s average daily net assets, respectively.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Subadvisers or their affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadvisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadvisers pursuant to the respective Sub-Investment Advisory Agreements, the Board did not consider any Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and each Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadvisers are adequate and appropriate.

• The Board was generally satisfied with the manner in which the Adviser monitors and evaluates the performance of each Subadviser and directed the Adviser to closely monitor those Subadvisers that underperformed the fund’s benchmark index for extended periods and report the results of its evaluation to the Board at a future meeting.

• The Board concluded that the fees paid to the Adviser and the Subadvisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

other interactions with the Adviser and its affiliates, and the Subadvisers, of the Adviser and the Subadvisers and the services provided to the fund by the Adviser and the Subadvisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board also noted that the Adviser continued to believe that the Subadvisers complemented each other’s specific style of investing and that the Adviser recommended that the Board approve each Sub-Investment Advisory Agreement. The Board determined to renew the Agreements.

NOTES

For More Information

BNY Mellon Select Managers Small Cap Growth Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Advisers
Henderson Geneva Capital
Management Ltd.
100 East Wisconsin Avenue,
Suite 2550
Milwaukee, WI 53202

Nicholas Investment Partners, L.P.
6451 El Sicomoro
Rancho Santa Fe, CA 92067

EAM Investors, LLC
2533 South Coast Highway 101,
Suite 240
Cardiff-by-the-Sea, CA 92007

Granite Investment Partners, LLC
2121 Rosecrans Avenue, Suite 2360
El Segundo, CA 90245

Rice Hall James & Associates
600 West Broadway, Suite 1000
San Diego, CA 92101

Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, MA 02458

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DSGAX Class C: DSGCX Class I: DSGIX Class Y: DSGYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6289SA1119

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      January 27, 2020

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      January 24, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)